                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 10-D

                              ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                   THE SECURITIES EXCHANGE ACT OF 1934


                  For the monthly distribution period from
                    October 1, 2007 to October 31, 2007



     Commission File Number of issuing entity:  333-132319-04
                                             -----------------


          CITICORP RESIDENTIAL MORTGAGE TRUST SERIES 2007-01
 ------------------------------------------------------------------------
         (Exact name of issuing entity as specified in its charter)



Commission File Number of depositor:       333-132319
                                        ----------------------

         CITICORP RESIDENTIAL MORTGAGE SECURITIES, INC.
------------------------------------------------------------------------
     (Exact name of depositor as specified in its charter)



                               CITICORP TRUST BANK, FSB
   -------------------------------------------------------------------------
             (Exact name of sponsor as specified in its charter)


                                New York
-----------------------------------------------------------------------------
 (State or other jurisdiction of incorporation or organization of the issuing entity)

                      32-0199557 and 32-0199559
 ----------------------------------------------------------------------------
                          (I.R.S. Employer Identification No.)



     1000 Technology Drive, O'Fallon, Missouri                     63368-2240
      ----------------------------------------                     ----------
(Address of principal executive offices of the issuing entity)      (Zip Code)


                                 (636) 261-1300
   -------------------------------------------------------------------------
                     (Telephone number, including area code)


   --------------------------------------------------------------------------
             (Former name, former address.  if changed since last report.)



                     Registered/reporting pursuant to (check one)

Title                                                         Name of exchange
of Class    Section 12(b) Section 12(g)  Section 15(d)       (if Section 12(b))

Class A-1a          { }            { }            {X}             _____________

Class A-1b          { }            { }            {X}             _____________

Class A-2           { }            { }            {X}             _____________

Class A-3           { }            { }            {X}             _____________

Class A-4           { }            { }            {X}             _____________

Class A-5           { }            { }            {X}             _____________

Class A-6           { }            { }            {X}             _____________

Class M-1           { }            { }            {X}             _____________

Class M-2           { }            { }            {X}             _____________

Class M-3           { }            { }            {X}             _____________

Class M-4           { }            { }            {X}             _____________

Class M-5           { }            { }            {X}             _____________

Class M-6           { }            { }            {X}             _____________

Class M-7           { }            { }            {X}             _____________

Class M-8           { }            { }            {X}             _____________

Class M-9           { }            { }            {X}             _____________



Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.   Yes{X}  No{ }

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information

On November 26, 2007 a distribution was made to holders of Citicorp Residential Mortgage Securities, Inc. REMIC Pass-Through Certificates, Series 2007-01 issued by Citicorp Residential Mortgage Trust Series 2007-01.

The monthly distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1.


Part II - OTHER INFORMATION

Item 7.  Significant Enhancement Provider Information

        Not Applicable

Item 9. Exhibits

        (a) The following are documents filed as part of this Form 10-D:

            (99.1) Monthly distribution report for the month of October 2007.

        (b) Exhibits required to be filed by Form 10-D and Item 601 of Regulation S-K:

            (4.1) Pooling and Servicing Agreement, dated as of March 01,
            2007, among Citicorp Residential Mortgage Securities, Inc., CitiMortgage, Inc. U.S. Bank National Association, and Citibank, N.A. (incorporated by reference to Exhibit 4.1 to the Current Report on Form 8-K filed by the issuing entity with the Securities and Exchange Commission on April 13, 2007.)

            (10.1) Form of Mortgage Loan Purchase Agreement, dated March 01, 2007, between Citicorp Residential Mortgage Securities, Inc. and CitiMortgage, Inc. (incorporated by reference to Exhibit 10.1 to the Current Report on Form 8-K filed by the issuing entity with the Securities and Exchange Commission on April 13, 2007.)

            (99.1) Monthly distribution report for the month of October 2007.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                    CITICORP RESIDENTIAL MORTGAGE
                                    SECURITIES, INC.
                                    Depositor


                                    By:  /s/ Cathy Johnson

                                       -------------------------
                                       Cathy Johnson
                                       Assistant Vice President



Dated: November 26, 2007

Exhibit No.                 Description
-----------                 -------------

(99.1) Monthly distribution report for the month of October 2007.

                                                            EXHIBIT 99.1
                                                            -------------





                               Citicorp Residential Mortgage Securities, Inc.
                            Distribution Date Statement to Certificateholders
                                       Remic Pass-Through Certificate

 Series Name:          CRMSI 2007-01
 Payment Date:         11/26/2007
 Issuer:               Citicorp Residential Mortgage Securities, Inc.
 Record Date:          See footnote
 Determination Date:   11/16/2007
 Distribution Date:    26-Nov-07
 Distribution #:       8

 W.A.C.                8.48%
 Trustee               U.S. Bank National Association
                       Maryellen Hunter  (617) 603-6401

 Bond Administrator    CitiMortgage, Inc.
                       Trent Balke (636) 261-2103

 Paying Agent:         Citibank N.A.
                       Nancy Forte (212) 816-5685

---------------------------------------------------------------------------------------------------------------------------------
                                                      Next          Accrual         Accrual
                                       Current     Succeeding        Start            End
     Class          Coupon Type        Coupon        Coupon           Date           Date               Original Par     CUSIP #
---------------------------------------------------------------------------------------------------------------------------------
  ~     A-1a              Fixed      5.70500%       5.70500%       10/01/2007      10/31/2007         $55,044,000.00    173109AA7
  ~     A-1b              LIBOR      4.96250%       4.87875%       10/25/2007      11/25/2007        $195,517,000.00    173109AT6
  ~      A-2              Fixed      5.54000%       5.54000%       10/01/2007      10/31/2007         $84,582,000.00    173109AB5
  ~      A-3              Fixed      5.66700%       5.66700%       10/01/2007      10/31/2007         $71,024,000.00    173109AC3
  ~      A-4              Fixed      5.89200%       5.89200%       10/01/2007      10/31/2007         $95,115,000.00    173109AD1
  ~      A-5              Fixed      6.04600%       6.04600%       10/01/2007      10/31/2007         $40,179,000.00    173109AE9
  ~      A-6                NAS      5.70200%       5.70200%       10/01/2007      10/31/2007         $60,162,000.00    173109AF6
                                                                                                 -------------------
                                                                                  Class A Total      $601,623,000.00

  ~       CE                O/C      0.00000%       0.00000%       10/01/2007      10/31/2007         $24,700,642.26    173109AR0
                                                                                                 -------------------
                                                                                 Class OC Total       $24,700,642.26

  ~        R           Residual      0.00000%       0.00000%       10/01/2007      10/31/2007                  $0.00    173109AS8
                                                                                                 -------------------
                                                                                Class RES Total                 $.00

  ~      M-1       Subordinated      5.87800%       5.87800%       10/01/2007      10/31/2007         $17,643,000.00    173109AG4
  ~      M-2       Subordinated      5.92700%       5.92700%       10/01/2007      10/31/2007         $19,407,000.00    173109AH2
  ~      M-3       Subordinated      6.00700%       6.00700%       10/01/2007      10/31/2007          $7,058,000.00    173109AJ8
  ~      M-4       Subordinated      6.23500%       6.23500%       10/01/2007      10/31/2007          $6,351,000.00    173109AK5
  ~      M-5       Subordinated      6.38300%       6.38300%       10/01/2007      10/31/2007          $8,469,000.00    173109AL3
  ~      M-6       Subordinated      6.48300%       6.48300%       10/01/2007      10/31/2007          $4,234,000.00    173109AM1
  ~      M-7       Subordinated      7.12600%       7.12600%       10/01/2007      10/31/2007          $5,646,000.00    173109AN9
  ~      M-8       Subordinated      7.50000%       7.50000%       10/01/2007      10/31/2007          $4,234,000.00    173109AP4
  ~      M-9       Subordinated      7.50000%       7.50000%       10/01/2007      10/31/2007          $6,352,000.00    173109AQ2
                                                                                                 -------------------
                                                                                Class SUB Total       $79,394,000.00

                                                                                                ===================
                                                                                                     $705,717,642.26

~  These classes constitute regular interests in a separate REMIC election in the same trust.
 Record Date: For a distribution day, the close of business on (a) for a LIBOR class, the last day
 (whether or not a business day) of its last LIBOR accrual period preceding the distribution day, and
 (b) for any other class, the last day of the preceding month.

                           Citicorp Residential Mortgage Securities, Inc.
                          Distribution Date Statement to Certificate Holders
                                    Remic Pass-Through Certificate

Series Name: CRMSI 2007-01
Payment Date: 11/26/2007

----------------------------------------------------------------------------------------------------------------
                                     Non
                  Interest       Supported *     Interest       Interest       Principal
       CLASS      Accrued         Shortfall      Shortfall     Recoveries      Recoveries       Interest Paid
----------------------------------------------------------------------------------------------------------------
        A-1a       $214,350.89           $0.00        $0.00            $0.00          $0.00          $214,350.89
        A-1b       $706,436.98           $0.00        $0.00            $0.00          $0.00          $706,436.98
         A-2       $390,486.90           $0.00        $0.00            $0.00          $0.00          $390,486.90
         A-3       $335,410.84           $0.00        $0.00            $0.00          $0.00          $335,410.84
         A-4       $467,014.65           $0.00        $0.00            $0.00          $0.00          $467,014.65
         A-5       $202,435.20           $0.00        $0.00            $0.00          $0.00          $202,435.20
         A-6       $285,869.77           $0.00        $0.00            $0.00          $0.00          $285,869.77
            -----------------------------------------------------------------------------------------------------

A Total          $2,602,005.23           $0.00        $0.00            $0.00          $0.00        $2,602,005.23
          CE     $1,370,873.57           $0.00        $0.00            $0.00          $0.00        $1,370,873.57
            -----------------------------------------------------------------------------------------------------

OC Total         $1,370,873.57           $0.00        $0.00            $0.00          $0.00        $1,370,873.57
           R             $0.00           $0.00        $0.00            $0.00          $0.00                $0.00
            -----------------------------------------------------------------------------------------------------

RES Total                $0.00           $0.00        $0.00            $0.00          $0.00                $0.00
         M-1        $86,421.30           $0.00        $0.00            $0.00          $0.00           $86,421.30
         M-2        $95,854.41           $0.00        $0.00            $0.00          $0.00           $95,854.41
         M-3        $35,331.17           $0.00        $0.00            $0.00          $0.00           $35,331.17
         M-4        $32,998.74           $0.00        $0.00            $0.00          $0.00           $32,998.74
         M-5        $45,048.02           $0.00        $0.00            $0.00          $0.00           $45,048.02
         M-6        $22,874.19           $0.00        $0.00            $0.00          $0.00           $22,874.19
         M-7        $33,527.83           $0.00        $0.00            $0.00          $0.00           $33,527.83
         M-8        $26,462.50           $0.00        $0.00            $0.00          $0.00           $26,462.50
         M-9        $39,700.00           $0.00        $0.00            $0.00          $0.00           $39,700.00
            -----------------------------------------------------------------------------------------------------

SUB Total          $418,218.16           $0.00        $0.00            $0.00          $0.00          $418,218.16
           ======================================================================================================

       Total     $4,391,096.96           $0.00        $0.00            $0.00          $0.00        $4,391,096.96

*  Regular interests are entitled to service fee to reduce non-supported prepayment interest shortfalls before the  IO Class interests

 -----------------------------------------------------------------------------
                     Interest           Cum Unpaid           Relief Act
                     Paid Per            Interest             Interest
      CLASS         Certificate         Shortfalls           Shortfalls
 -----------------------------------------------------------------------------
          A-1a         3.89417357               $0.00                  $0.00
          A-1b         3.61317420               $0.00                  $0.00
           A-2         4.61666667               $0.00                  $0.00
           A-3         4.72250000               $0.00                  $0.00
           A-4         4.91000000               $0.00                  $0.00
           A-5         5.03833346               $0.00                  $0.00
           A-6         4.75166667               $0.00                  $0.00
                                        --------------------------------------
A Total                                         $0.00                  $0.00

            CE        55.49951113               $0.00                  $0.00
                                        --------------------------------------
OC Total                                        $0.00                  $0.00

             R         0.00000000               $0.00                  $0.00
                                        --------------------------------------
RES Total                                       $0.00                  $0.00

           M-1         4.89833362               $0.00                  $0.00
           M-2         4.93916680               $0.00                  $0.00
           M-3         5.00583310               $0.00                  $0.00
           M-4         5.19583373               $0.00                  $0.00
           M-5         5.31916637               $0.00                  $0.00
           M-6         5.40250118               $0.00                  $0.00
           M-7         5.93833333               $0.00                  $0.00
           M-8         6.25000000               $0.00                  $0.00
           M-9         6.25000000               $0.00                  $0.00
                                        --------------------------------------
SUB Total                                       $0.00                  $0.00


                                    ==========================================
       Total                                    $0.00                  $0.00


                             Citicorp Residential Mortgage Securities, Inc.
                            Distribution Date Statement to Certificateholders
                                     Remic Pass-Through Certificate

Series Name: CRMSI  2007-01
Payment Date: 11/26/2007

---------------------------------------------------------------------------------------------------------------
                                             Certificate
                                             Reductions
                                             not part of                          Principal
                                            distributions                            Paid          Cumulative
                           Principal          to reduce          Principal           Per           Principal
         CLASS                Due           Stated Amount          Paid           Certificate         Loss
---------------------------------------------------------------------------------------------------------------
                  A-1a      $1,641,883.77               $0.00      $1,641,883.77    29.82856933            0.00
                  A-1b      $5,831,992.39               $0.00      $5,831,992.39    29.82856933            0.00
                   A-2               $.00               $0.00               $.00     0.00000000            0.00
                   A-3               $.00               $0.00               $.00     0.00000000            0.00
                   A-4               $.00               $0.00               $.00     0.00000000            0.00
                   A-5               $.00               $0.00               $.00     0.00000000            0.00
                   A-6               $.00               $0.00               $.00     0.00000000            0.00
           ----------------------------------------------------------------------------------------------------
              A Total       $7,473,876.16               $0.00      $7,473,876.16                           0.00
                    CE               $.00               $0.00               $.00     0.00000000            0.00
           ----------------------------------------------------------------------------------------------------
             OC Total                $.00               $0.00               $.00                           0.00
                     R               $.00               $0.00               $.00     0.00000000            0.00
           ----------------------------------------------------------------------------------------------------
            RES Total                $.00               $0.00               $.00                           0.00
                   M-1               $.00               $0.00               $.00     0.00000000            0.00
                   M-2               $.00               $0.00               $.00     0.00000000            0.00
                   M-3               $.00               $0.00               $.00     0.00000000            0.00
                   M-4               $.00               $0.00               $.00     0.00000000            0.00
                   M-5               $.00               $0.00               $.00     0.00000000            0.00
                   M-6               $.00               $0.00               $.00     0.00000000            0.00
                   M-7               $.00               $0.00               $.00     0.00000000            0.00
                   M-8               $.00               $0.00               $.00     0.00000000            0.00
                   M-9               $.00               $0.00               $.00     0.00000000            0.00
           ----------------------------------------------------------------------------------------------------
            SUB Total                $.00               $0.00               $.00                           0.00
          =====================================================================================================
                Total       $7,473,876.16               $0.00      $7,473,876.16                           0.00




                           Citicorp Residential Mortgage Securities, Inc.
                         Distribution Date Statement to Certificateholders
                                   Remic Pass-Through Certificate

Series Name:    CRMSI 2007-01
Payment Date:   11/26/2007

-----------------------------------------------------------------------------------------------------------------------------------
  CLASS  Previous Period's  Ending Period's Beginning Balance Ending Balance  Ending Balance  Beginning     Ending       Prepayment
               Balance         Balance       Per Certificate  Per Certificate   Pool Factor   Class PCT    Class PCT     Percentage
-----------------------------------------------------------------------------------------------------------------------------------
      A-1a  $45,086,953.02 $43,445,069.25    819.10749618    789.27892686  0.78927893  6.827296233%   6.653979062%    0.000000000%
      A-1b $160,149,440.36$154,317,447.97    819.10749633    789.27892700  0.78927893 24.250644537%  23.635019705%    0.000000000%
       A-2  $84,582,000.00 $84,582,000.00  1,000.00000000  1,000.00000000  1.00000000 12.807837552%  12.954447232%    0.000000000%
       A-3  $71,024,000.00 $71,024,000.00  1,000.00000000  1,000.00000000  1.00000000 10.754816087%  10.877925092%    0.000000000%
       A-4  $95,115,000.00 $95,115,000.00  1,000.00000000  1,000.00000000  1.00000000 14.402798099%  14.567665088%    0.000000000%
       A-5  $40,179,000.00 $40,179,000.00  1,000.00000000  1,000.00000000  1.00000000  6.084108971%   6.153752989%    0.000000000%
       A-6  $60,162,000.00 $60,162,000.00  1,000.00000000  1,000.00000000  1.00000000  9.110036684%   9.214318109%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
A Total    $556,298,393.38$548,824,517.22                                             84.237538165%  84.057107279%    0.000000000%
        CE  $24,700,117.48 $24,700,117.48    999.97875440    999.97875440  0.99997875  3.740217684%   3.783031478%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
OC Total    $24,700,117.48 $24,700,117.48                                              3.740217684%   3.783031478%    0.000000000%
         R            $.00           $.00      0.00000000      0.00000000  0.00000000  0.000000000%   0.000000000%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
RES Total             $.00           $.00                                              0.000000000%   0.000000000%    0.000000000%
       M-1  $17,643,000.00 $17,643,000.00  1,000.00000000  1,000.00000000  1.00000000  2.671592986%   2.702174369%    0.000000000%
       M-2  $19,407,000.00 $19,407,000.00  1,000.00000000  1,000.00000000  1.00000000  2.938706857%   2.972345858%    0.000000000%
       M-3   $7,058,000.00  $7,058,000.00  1,000.00000000  1,000.00000000  1.00000000  1.068758334%   1.080992274%    0.000000000%
       M-4   $6,351,000.00  $6,351,000.00  1,000.00000000  1,000.00000000  1.00000000  0.961700790%   0.972709256%    0.000000000%
       M-5   $8,469,000.00  $8,469,000.00  1,000.00000000  1,000.00000000  1.00000000  1.282419146%   1.297098834%    0.000000000%
       M-6   $4,234,000.00  $4,234,000.00  1,000.00000000  1,000.00000000  1.00000000  0.641133860%   0.648472838%    0.000000000%
       M-7   $5,646,000.00  $5,646,000.00  1,000.00000000  1,000.00000000  1.00000000  0.854946097%   0.864732556%    0.000000000%
       M-8   $4,234,000.00  $4,234,000.00  1,000.00000000  1,000.00000000  1.00000000  0.641133860%   0.648472838%    0.000000000%
       M-9   $6,352,000.00  $6,352,000.00  1,000.00000000  1,000.00000000  1.00000000  0.961852216%   0.972862415%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
SUB Total   $79,394,000.00 $79,394,000.00                                             12.022244149%  12.159861241%    0.000000000%

            ======================================================================================================================
Total        $660,392,510.86  $652,918,634.70                                        100.000000000% 100.000000000%

PO Balance              $.00             $.00

Non PO Bal   $660,392,510.86  $652,918,634.70

                          Citicorp Residential Mortgage Securities, Inc.
                        Distribution Date Statement to Certificateholders
                                  Remic Pass-Through Certificate

Series Name:   CRMSI 2007-01
Payment Date:  11/26/2007
   --------------------Determined-by-the-OTS-Method-
                      30 - 59 days      Delq 60+ days     Book Value REO
                     -----------------------------------------------------
       Number                   27                 20                  0
       Amount        $4,001,749.83      $3,716,421.82              $0.00

   Stated Collateral Information
   -------------------------------
      Service Fees               Begin Balance    Aggregate Adj Balance
     --------------------------------------------------------------------
        $125,081.17            $660,392,510.86          $652,918,634.70

    Advances
   ------------
       Aggregate Amount of                                  $435,149.22
          Net  Delinquency Advances
          Bi-Weekly Interest Advances and
          Net Simple Interest Advances
       Net Servicing Advances                               $429,475.53
       Cumulative Nonrecoverable Advances                         $0.00

    Other Information
   -------------------
       Substitution Adjustment Amounts                            $0.00


    Over Collateralization Summary
   ---------------------------------
      Target Over Collateralization Amount               $24,700,117.48

      Prior to Application of Excess Interest
     -----------------------------------------
         Over Collateralization Amount                   $24,700,117.48
         Deficiency Amount                                        $0.00

      Release Amount                                              $0.00
      Monthly Excess Interest                             $1,370,873.57

      After Application of Excess Interest
     -------------------------------------
         Over Collateralization Amount                   $24,700,117.48
         Deficiency Amount                                        $0.00

                                                        Trigger
                        Test        Calc %  Trigger %   Broken ?
           ------------------------------------------------------
                   Delinquencies      0.40      7.881       F
                      Cum Losses      0.00      0.800       F
     A Credit Enhancement Level      15.76     29.500       Y

    Summary of Disbursements
    -------------------------
                                        Withdrawals
          Remittances        Residual  and (Deposits)  P&I Distributed
     -----------------------------------------------------------------
        $11,864,973.12   $1,370,873.57       $0.00     $10,494,099.55

                         Citicorp Residential Mortgage Securities, Inc.
                        Distribution Date Statement to Certificateholders
                                 Remic Pass-Through Certificate

Series Name: CRMSI 2007-01
Payment Date: 11/26/2007


        Loans repurchased in the current period:


   Loan Number    Scheduled Principal Balance  Pool/Group
  --------------------------------------------------------
     4720938239           $232,470.12           TOTAL
   -----------------------------------
    Total 1 loan          $232,470.12

                         Citicorp Residential Mortgage Securities, Inc.
                        Distribution Date Statement to Certificateholders
                                 Remic Pass-Through Certificate

Series Name: CRMSI 2007-01
Payment Date: 11/26/2007


        Loans Modified:

-----------------------------------------------------------------------------------------------------------------------------------
             Effective          Int    ARM/       Actual                          Rem    Deferred   Capitalized    Forgiven   Int
Loan Number    Date             Rate   Fixed    Prin Bal      P&I      PITI      Term    Amount     Amount         Amount   Method
-----------------------------------------------------------------------------------------------------------------------------------
                        Before  9.820                       3,737.22
7753918889  11/26/2007  After   8.160                       3,232.83                    11,738.60
-----------------------------------------------------------------------------------------------------------------------------------


                        Distribution Date Statement to Certificateholders
                                 Remic Pass-Through Certificate

Series Name: CRMSI 2007-01
Payment Date: 11/26/2007

   COLLATERAL INFORMATION:

             GENERAL INFORMATION:
                         AT ISSUE             BEGINNING          ENDING
       WAC-SCHED BAL            8.47%               8.48%
                 WAM             330                  324              323
             AVG LTV              79                   80               80
       AVG LOAN SIZE        $157,456             $153,866         $153,556
          # OF LOANS           4,482                4,292            4,252
      ACTUAL BALANCE $705,717,642.26      $660,392,510.86  $652,918,634.70
   SCHEDULED BALANCE $705,717,642.26      $660,392,510.86  $652,918,634.70

            TYPE OF DWELLING UNIT:
             AT ISSUE                       CURRENT
    Single Family  83.83%        Single Family    83.97%
              PUD  10.40%                  PUD    10.31%
            Condo   3.46%                Condo     3.36%
       2-4 Family   2.30%           2-4 Family     2.34%
            Other   0.01%                Other     0.02%

  GEOGRAPHIC DISTRIBUTION:                LTV DISTRIBUTION:

   AT ISSUE        CURRENT                              AT ISSUE     CURRENT
    CA  16%         CA  16%          65% AND BELOW         21%         20%
    FL   8%         FL   9%              65.01-75%         14%         14%
    NY   4%         NY   4%              75.01-80%         11%         11%
    AZ   4%         AZ   4%               OVER 80%         54%         55%
    WA   4%         WA   4%
 OTHER  64%      OTHER  63%



  CREDIT ENHANCEMENT:
                                       AT ISSUE               CURRENT
     SUBORDINATION              11.25% $79,394,000.00  12.16%  $79,394,000.00
     CUMULATIVE LOSS REDUCTION                          0.00%           $0.00
     OVERCOLLATERALIZATION       3.50% $24,700,642.26   3.78%  $24,700,117.48



 PREPAYMENT INFORMATION:
           SCHEDULED PRINCIPAL:         $0.00
         PRINCIPAL PREPAYMENTS: $7,473,876.16
                                       1 MONTH  3 MONTH   12 MONTH  CUMULATIVE
            PRICING SPEED(PSA)See Prospectus
       PREPAYMENT HISTORY(CPR):         10.85%    8.46%     0.00%     9.12%



 DELINQUENCY  (1)

 ---------------------------------------------------------------------------------------------------------
                                                   Number of    Amount of Scheduled    Amount of Actual
                                                     loans              Balance              Balance
                                    Item           #    PCT       Amount      PCT      Amount      PCT
 ---------------------------------------------------------------------------------------------------------
                                  (2) 30-59 Days   27   0.63% $4,001,749.83   0.61% $4,001,749.83   0.61%
                                  (2) 60-89 Days    9   0.21% $1,265,226.58   0.19% $1,265,226.58   0.19%
                                   (2) 90 + Days   11   0.26% $2,451,195.24   0.38% $2,451,195.24   0.38%
                  REAL ESTATE OWNED BY THE TRUST    0   0.00%         $0.00   0.00%         $0.00   0.00%
                        FORECLOSURES THIS PERIOD    2   0.05%   $583,369.38   0.09%   $583,369.38   0.09%
                         FORECLOSURES IN PROCESS    4   0.09%   $848,534.36   0.13%   $848,534.36   0.13%
                         BANKRUPTCIES IN PROCESS    5   0.12%   $797,613.32   0.12%   $797,613.32   0.12%
                         CURRENT REALIZED LOSSES                      $0.00
                        PURCHASE AMOUNT ADVANCES

             (1)  DETERMINED BY THE OTS METHOD.
             (2)  DOES NOT INCLUDE REAL ESTATE OWNED BY THE TRUST.

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